Supplemental oil and natural gas disclosures (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Oil and natural gas sales	$ 288,560	$ 236,532	$ 506,255	$ 239,783	$ 94,347
Production costs:
Lease operating expenses	30,644	18,112	43,306	21,684	12,531
Production and ad valorem taxes	16,237	14,999	31,982	15,699	6,129
Total production costs			75,288	37,383	18,660
Other costs:
Depreciation, depletion, amortization and impairment			171,517	93,815	301,279
Accretion of asset retirement obligation			616	475	406
Income tax expense (benefit)			93,180	39,223	(67,637)
Results of operations			$ 165,654	$ 68,887	$ (158,361)